Adaptive Tactical Outlook Fund

Schedule of Investments

As of May 31, 2021
		Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 97.51%

Commodity - 2.01%
* SPDR Gold Trust ETF		1,297	$231,359

Fixed Income - 5.01%
iShares 0-5 Year TIPS Bond ETF		5,391	575,651

Industrials - 2.01%
SPDR S&P Oil & Gas Exploration & Production ETF		2,590	230,691

Large-Cap - 59.68%
Invesco QQQ Trust		6,019	2,009,925
iShares Core S&P 500 ETF		6,303	2,657,660
iShares MSCI USA Min Vol Factor ETF		30,186	2,190,900
			6,858,485
Mid-Cap - 20.85%
iShares Core S&P Mid-Cap ETF		8,792	2,395,996

Real Estate - 2.01%
Vanguard Real Estate ETF		2,310	230,723

Small-Cap - 5.94%
iShares Russell 2000 ETF		3,028	682,814

Total Exchange-Traded Products (Cost $9,357,092)			11,205,719

SHORT-TERM INVESTMENT - 11.54%
§	Fidelity Investments Money Market Government Portfolio -
Class I, 0.01%		1,326,499	1,326,499

Total Short-Term Investment (Cost $1,326,499)			1,326,499

Investments, at Value (Cost $10,683,591) - 109.05%			$12,532,218

Liabilities in Excess of Other Assets - (9.05)%			(1,040,417)

Net Assets - 100.00%			$11,491,801

§ Represents 7 day effective yield
* Non income-producing investment

			(Continued)
Adaptive Tactical Outlook Fund

Schedule of Investments - Continued

As of May 31, 2021

Summary of Investments
by Sector
	% of Net Assets	Value
Exchange-Traded Products:
Commodity	2.01%	$231,359
Fixed Income	5.01%	575,651
Industrials	2.01%	230,691
Large-Cap	59.68%	6,858,485
Mid-Cap	20.85%	2,395,996
Real Estate	2.01%	230,723
Small-Cap	5.94%	682,814
Short-Term Investment	11.54%	1,326,499
Liabilities in Excess of Other Assets	-9.05%	(1,040,417)
Total Net Assets	100.00%	$11,491,801